Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of Right-of-use assets

	December 31,
	2022	2021
Right-of-use assets
Opening balance	37,198	9,595
Additional agreements	—	34,944
Revaluation agreements	(474)	—
Termination of agreement	—	(7,625)
Exchange differences	3,485	284
Closing balance	40,209	37,198

Depreciation
Opening balance	(3,898)	(4,351)
Depreciation	(10,807)	(5,711)
Revaluation agreements	47	—
Termination of agreement	—	6,456
Exchange differences	(1,099)	(292)
Closing balance	(15,757)	(3,898)

Net book value	24,452	33,300

Schedule of Lease liabilities

	December 31,
Lease liabilities	2022	2021
Non-current lease liabilities	15,792	24,052
Current lease liabilities	10,374	9,591
Total	26,165	33,642

Maturity analysis on future lease liabilities

	December 31,
Maturity analysis on future lease liabilities	2022	2021
<12 months	16,467	11,909
1-2 years	12,613	11,231
>2 years	10,053	16,256
	39,133	39,396

Schedule of lease payments

	Year Ended December 31,
	2022	2021	2020
Interest expenses attributable to lease liabilities	1,604	590	388
Expenses attributable to short-term lease	—	633	731
Expenses attributable to leasing agreements with low value	214	146	103
Expenses attributable to variable lease payments that are not included in lease liabilities	303	446	344
Expenses attributable to lease depreciation	10,807	5,711	2,786
Total expensed during the year	12,928	7,526	4,352

This year’s lease payments in the Group	13,231	6,659	4,930